Financial Risk Management - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Impaired [Member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	509,482	696,237
Gross carrying amount [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	85,859,927	96,190,726
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	84,856,335	94,825,134
Gross carrying amount [member] | Past due but not impaired [Member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	124,724	136,904
Gross carrying amount [member] | Impaired [Member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	878,868	1,228,688
Adjust: Unearned income, unamortized premiums - net and deferred loan fees - net [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	(239,181)	(236,425)
Less: Allowance for loan losses [member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	(491,676)	(680,456)
Less: Allowance for loan losses [member] | Impaired [Member]
Disclosure of loans and advances by credit quality category [Line Items]
Loans and advances	¥ (369,386)	¥ (532,451)